Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

NOTE 16—Fair Value of Financial Instruments

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three level hierarchy has been established for valuing assets and liabilities based on how transparent (observable) the inputs are that are used to determine fair value, with the inputs considered most observable categorized as Level 1 and those that are the least observable categorized as Level 3. Hierarchy levels are defined as follows:

Level 1:	Quoted prices in active markets for identical assets and liabilities;
Level 2:	Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and
Level 3:	Unobservable inputs that are supported by little or no market data which require the reporting entity to develop its own assumptions.

        The following table presents information about the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and indicate the fair value hierarchy of the valuation techniques utilized to determine such values. For some assets, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. When this is the case, the asset is categorized based on the level of the most significant input to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment and considers factors specific to the assets being valued. The Company's assets and liabilities measured at fair value on a recurring basis were not material at December 31, 2010.

	December 31, 2011
	Fair Value Measurements Using
				Total Fair Value
(in thousands)	Level 1	Level 2	Level 3
Assets:
Equity securities, trading	$12,369	$—	$—	$12,369
Equity securities, available-for-sale	12,099	—	—	12,099
Interest rate cap	—	432	—	432
Natural gas hedge	—	4,050	—	4,050

Total assets	$24,468	$4,482	$—	$28,950

Liabilities:
Interest rate swaps	$—	$5,683	$—	$5,683

        Below is a summary of the Company's valuation techniques for Level 1 and Level 2 financial assets and liabilities:

        Equity securities—As of December 31, 2011 the Company held equity investments in other current assets classified as trading and available-for-sale. Changes in the fair value of trading securities are recorded in other income and determined using observable market prices. For the year ended December 31, 2011 a loss of $2.9 million was recorded related to trading securities held at the reporting date. Changes in the fair value of available-for-sale securities are recorded in accumulated other comprehensive income (loss) and determined using observable market prices.

        Interest rate cap—The fair value of the interest rate cap was determined using quoted dealer prices for similar contracts in active over-the-counter markets.

        Natural gas hedge—The fair value of the natural gas hedge was determined using quoted dealer prices for similar contracts in active over-the-counter markets.

        Interest rate swaps—The fair value of interest rate swaps were determined using quoted dealer prices for similar contracts in active over-the-counter markets.

        The following methods and assumptions were used to estimate the fair value for which the fair value option was not elected:

        Cash and cash equivalents, receivables and accounts payable—The carrying amounts reported in the balance sheet approximate fair value.

        Debt—On April 1, 2011, the Company entered into a $2.725 billion credit agreement to partially fund the acquisition of Western Coal and to pay off all outstanding loans under the 2005 Credit Agreement (see Note 10). Debt associated with the Company's 2011 term loan A, term loan B and revolving credit facility in the amount of $894.8 million, $1.333 billion and $10.0 million at December 31, 2011, respectively, are carried at cost. The estimated fair value of the Company's term loan A, term loan B and revolving credit facility was $880.6 million, $1.319 billion and $9.7 million at December 31, 2011, respectively, based on similar transactions and yields in an active market for similarly rated debt (Level 2).